SHARE-BASED COMPENSATION (Details 3) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Expected dividend yield	0.00%	0.00%
Fair value per share under options granted	CAD$0.19 - CAD$0.26	CAD$0.22 - CAD$0.23
Minimum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	1.31%	2.02%
Expected stock price volatility	43.86%	43.17%
Expected life	3.4	3.4
Estimated forfeiture rate	2.82%	2.86%
Maximum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	1.65%	2.12%
Expected stock price volatility	49.46%	48.39%
Expected life	3.5	3.5
Estimated forfeiture rate	3.12%	3.01%